Annual Total Returns- Thrivent Balanced Income Plus Fund (Class S) [BarChart] - Class S - Thrivent Balanced Income Plus Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.61%)	13.07%	20.72%	5.94%	(0.43%)	7.15%	11.68%	(4.81%)	16.99%	9.00%